Deferred taxation	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred taxation

18. Deferred taxation

Deferred tax assets and liabilities are offset when there is legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred taxes relate to the same taxation authority.

	2025	2024
	US$	US$

Net deferred tax liabilities from temporary differences in depreciation of plant and machinery	15,000	133,000

OIO Group

Notes to the Consolidated Financial Statements for the Financial Years ended December 31, 2025 and 2024

18. Deferred taxation (continued)

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	2025	2024
	US$	US$

Balance as at beginning of financial year	133,000	296,000
Movements in deferred tax liabilities	(118,000)	(163,000)
Balance as at end of financial year	15,000	133,000

The Company’s deferred tax liabilities in both financial years primarily relate to differences in depreciation useful lives of property, plant and equipment, as well as timing differences arising from accruals and provisions that are recognized in the financial statements in periods different from those in which they are recognized for tax purposes.